Average Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Low Duration Income Fund	Oct. 30, 2024
Fidelity SAI Low Duration Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.70%
Since Inception	1.96%	[1]
Fidelity SAI Low Duration Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.97%
Since Inception	1.23%	[1]
Fidelity SAI Low Duration Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.35%
Since Inception	1.19%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.89%)
IXXXY
Average Annual Return:
Past 1 year	4.59%
Since Inception	1.45%

[1]	A From September 15, 2020 .